Financial risk management	12 Months Ended
Dec. 31, 2024
Financial risk management
Financial risk management

C. Financing

C1. Financial risk management

The Group’s central treasury function manages cash, borrows on behalf of the Group, and provides finance to Group companies in their local currencies. Treasury activity is governed by a Treasury Committee, which is chaired by the Chief Financial Officer.

The main financial risks faced by the Group are set out below.

(a) Liquidity risk

The Group is committed to ensuring it has sufficient liquidity to meet its business needs, and appropriate reserves to cover operational underperformance or dislocation in the financial markets. It is the Group’s policy to have headroom of unrestricted cash and available committed facilities of at least £600m, and the Treasury Committee manages financing requirements and associated headroom at least 12 months forward. Available commitments of $1,000m (£799m) under the Group’s committed debt facilities, and $50m (£40m) term loan facility maturing May 2025, together with unrestricted cash of £357m, gives the Group combined headroom of £1,196m at 31 December 2024 (2023: £1,603m).

The Group’s debt facilities have no financial covenants and the Group is compliant with other terms, conditions, and undertakings of its debt facilities.

The Group targets an investment grade credit rating for debt issuance of BBB over the medium term. Both S&P Global (S&P) and Fitch Ratings (Fitch) rated the Group BBB. In line with ratings criteria, debt maturities are covered at least 12 months in advance using available cash or committed facilities, or by issuance of new debt. Management maintains an active dialogue with both S&P and Fitch, as well as the Group’s relationship banks, to ensure that any changes to the Group’s financing and acquisition strategies are understood.

The Group has one debt maturity of $700m falling due in October 2025. The Group has sufficient headroom to cover this maturity without issuing new debt.

The €500m bond due May 2026, and the €600m bond due October 2028, issued under the Group’s Euro Medium-Term Notes (EMTN) Programme, contain a coupon step-up which increases the coupon payable by 1.25% in the event that the Group is downgraded to BB+ or below (sub-investment grade). The Group’s bonds may be called by their investors at par in the event of a change of control of the Group. They may also be called within 120 days if the Group’s debt is downgraded below investment grade, or if the rating is withdrawn and the rating agency confirms in writing, either publicly or to the Group or the Trustee, that the rating action occurred either wholly or in part due to a change of control. All other bonds issued under the EMTN Programme do not contain the coupon step-up.

(b) Credit risk

The Group has no significant concentration of credit risk. Sales are typically low-value, high-volume, spreading the risk across a large number of customers and geographies. Policies are in place to ensure that credit sales are only made to customers with an appropriate credit history. The Group operates in some territories where there is increased exposure to trade credit risks, and in those territories the Group puts in place appropriate measures to manage its credit risk exposure.

In order to protect the liquid assets and funding relationships of the Group, management aims to maintain banking relationships with counterparties that carry a long-term credit rating of at least A-, or equivalent rating with one of the major credit rating agencies. In countries where no banks are rated A- or above, balances are monitored monthly and kept to a minimum. In addition, funds held with all counterparties are subject to limits. All exposures are monitored and reported to the Treasury Committee each month. The Group also monitors its lenders’ creditworthiness to ensure commitments under its facilities are available as needed.

At 31 December 2024, the Group had a total of £13m of cash held on bank accounts with banks rated below A- (2023: £16m). The highest concentration with any single bank rated below A- was £1m (2023: £1m).

(c) Market risk

Foreign exchange risk

The Group’s worldwide operations generate profits and cash flows in foreign currencies. Sales and purchases are typically denominated in the currency of the country in which they are transacted, and the Group’s cross-border procurement is considered insignificant. Sterling-denominated profits from UK operations are exceeded by sterling-denominated Group central costs. This means that approximately 112% of Group operating profit is generated in foreign currencies.

The Group’s primary exposure to foreign exchange risk is in relation to the translation of assets and liabilities, and the Group aims to hold debt in currencies in proportion to its forecast foreign currency profits and cash flows. Foreign exchange derivatives are used to manage foreign currency exposures in excess of £10m that are not covered by debt or assets in the same (or another highly correlated) currency, as long as it makes sense from an economic perspective to do so. The Treasury Committee monitors foreign exchange exposures on a monthly basis. Dealing in foreign exchange products is controlled by dealing mandates approved by the Treasury Committee, and all foreign exchange transactions are covered by ISDA documentation.

The most significant foreign currency groups are US dollars and euros, which make up 60% and 33% of Group operating profit respectively.

At 31 December 2024, the Group’s net debt was approximately 63% US dollar (2023: 74%), 26% euro (2023: 28%), and 11% debt in other currencies, including sterling (2023: 2% cash). The translation of the interest element of US dollar and euro debt provides a partial income statement offset to the translation of earnings.

The Group calculates a hypothetical foreign exchange impact on the income statement and foreign currency translation of net investments in foreign subsidiaries for a 10% movement in foreign exchange rates. The Group’s principal foreign currency exposure is the US dollar. For US dollars, a 10% movement in £/$ would result in a £30m increase/decrease (2023: £35m) in operating profit, offset by a £10m decrease/increase (2023: £12m) in interest payable and a £372m increase/decrease (2023: £349m) in other comprehensive income. A 10% movement in £/€ would result in a £17m increase/decrease (2023: £16m) in operating profit, offset by a £4m decrease/increase (2023: £5m) in interest payable and a £19m increase/decrease (2023: £17m) in other comprehensive income. The other comprehensive income impact also includes the offsetting impact from financial instruments used to hedge the retranslation of the net investment in subsidiaries, which for US dollar is £158m (2023: £182m) and euro is £24m (2023: £27m). Where possible, currency cash flows are used to settle liabilities in the same currency in preference to selling currency in the market.

Interest rate risk

The Group seeks to manage interest rate risk to ensure reasonable certainty of its interest charge while allowing an element of risk exposure consistent with the variability of its cash flows. Interest rate risk is managed by the use of fixed interest debt and interest rate derivatives, which are approved in advance by the Treasury Committee. The Group policy is to fix a minimum of 50% of its estimated future interest rate exposures (excluding pensions) for a minimum period of 12 months forward. The Treasury Committee reviews this exposure monthly.

A hypothetical 1.0% increase in euro interest rates would reduce the market value of the Group’s bond liabilities by £61m at 31 December 2024 (2023: £86m). The income statement impact is £nil as changes in interest rates do not change the expected cash flows on the bonds.

A hypothetical 1.0% increase in sterling interest rates would reduce the market value of the Group’s bond liabilities by £22m at 31 December 2024 (2023: £26m). The income statement impact is £nil (2023: £nil).

A hypothetical 1.0% increase in US dollar interest rates would have an income statement impact of £2m (2023: £6m) as the $700m term loan was 37.5% hedged on a weighted average basis in 2024 (2023: 50%) and certain leases are denominated in US dollars with floating interest rates.

The Group had outstanding bond debt issues at 31 December 2024 with a fair market value of £2,480m (2023: £2,959m). This is below the book value of £2,494m (2023: £2,943m) due to changes in interest rates in the UK and Europe. There are no circumstances where the Group would be obliged to pay the fair market value. The Group could however decide to redeem some or all of its bonds early, and the fair market value is indicative of the price that would be required to do so.

(d) Capital risk

The Group is committed to maintaining a debt/equity structure that allows continued access to a broad range of financing sources and sufficient flexibility to pursue commercial opportunities as they present themselves, without onerous financing terms and conditions. The Group’s policy is to maintain a strong capital base to maintain investor, creditor, and market confidence, and to support the Group’s strategy. The Group uses S&P’s and Fitch’s ratings methodologies for a BBB issuer to manage its capital risk. In the event that a ratings downgrade is likely, net debt could be managed by reducing or suspending dividends, M&A spend, and capital expenditure. The Group would also consider raising additional equity to protect its BBB rating.

(e) Treasury risk

The Group’s treasury activities are governed by a treasury policy, which is reviewed and approved by the Board on an annual basis. The treasury policy covers all activities associated with managing the above risks. The policy requires that financial instruments are only utilised to manage known financial exposures, and speculative derivative contracts are not entered into. The treasury policy requires that treasury must approve opening and closing of all bank accounts, and that funds transfers and other payments are only made in accordance with bank mandates.

To ensure an appropriate control environment exists in the treasury function, duties are segregated between front and back office teams. In addition, a number of controls are in place to protect against potential cyber security and other risks.